General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Tiziana Life Sciences Ltd, (the “company”) is a public limited company incorporated in Bermuda and at the year end is quoted on the NASDAQ Capital Market (NASDAQ: TLSA). The previous parent, Tiziana Life Sciences PLC, delisted from the main market of the London Stock Exchange (LSE: TILS) on October 21, 2021. The address of its registered office is given on page 1. The principal activities of the Company and its subsidiaries (the Group) are that of a clinical stage biotechnology company that specializes in the development of transformative therapies for neurodegenerative and lung diseases . Our clinical pipeline includes drug assets for Secondary Progressive Multiple Sclerosis, ALS. Alzheimer's, Crohn's Disease and KRAS+ NSCLC.

The functional currency for the Company is also US dollars ($) indicative of the primary economic environment in which the Company operates. These consolidated financial statements are presented in thousands of dollars ($’000) which is the presentational currency of the Company.